Credit Risk Manager Report
FFMLT 2006FF14
EOM Reporting Date 10/31/2006
Determination Date
11/15/2006
CRM-B Report FFMLT 2006FF14
The information contained in this report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this report constitutes a recommendation to buy, sell, or hold that or any other security.
Section I: Executive Summary
Section II: General Pool Characteristics
Section III: Performance
Section IV: Prepayment
Section V: Servicer Remittance Reporting
Table of Contents
Section VI: Loan Reviews
Section I: Executive Summary
Security Code
FFMLT 2006FF14
Client
Lehman
Servicer
National City Home Loan Services Inc.
Trustee
U.S. Bank National Association
Depositor
Structured Asset Securities Corporation
Securities Admin
Backup Servicer
Close Date
09/25/2006
Custodian
U.S. Bank National Association
Determination
18th Day of the Month
Distribution
25th Day of the Month
First Cutoff
09/01/2006
Master Servicer
Aurora Loan Services LLC
Issue Amt
1,162,896,245
Issue Count
6,124
Cumulative
Original
Orig %
Current EOM
Act
Curr %
Cur %
Orig
Loss %
Orig
Remit Actual
End
Remit Sched
End
Balance 1,163,475,420 1,149,086,119 98.76% 0.00% 1,149,086,119 1,148,793,653
Count 6,124 6,072 99.15% 0.00% 6,072 6,072
Collection
Narrative
Overall, the performance of the mortgage loan pool compares favorably to all benchmarks.
Cash Narrative
There are no significant remittance reconciliation issues that require action at this time.
Customer
Service
Narrative
There are no customer service issues at this time.
Review Type*
Outstanding
New
LM Rvw Cnt 4 0
FC Rvw Cnt 0 0
REO Rvw Cnt 0 0
Valuation Rvw Cnt 0 0
Loss Rvw Cnt 0 0
BK Rvw Cnt
0 0
Performance Rvw Cnt 0 0
Remittance Rvw Cnt 3 1
Contact Review Cnt 0 0
Compliance Rvw Cnt 0 0
MI Rvw Cnt 0 0
OS Rvw cnt 6 1
MR Recommended Action
Orig Count
Transaction Bal
No Action Required 1 97,403
1
97,403
*A loan can have multiple reviews.
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
New Review Recomended Action
Reviews (Continued and New Issues)
Monthly Narrative
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 1 of 1
2004 MortgageRamp, Inc. All rights reserved.
Section II
General Pool Characteristics
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 1 of 7
Arm Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 204,223,465 17.55% 202,147,774 17.59% 98.98% 0.00%
1,489 1,480 24.37% 99.40% 0.00%
Y 959,251,955 82.45% 946,938,344 82.41% 98.72% 0.00%
4,635 4,592 75.63% 99.07% 0.00%
Pool Migration Stratification
Pool Characteristics History
Cml
Reporting
Date
Cur Balance
Cur
Count
Cur Wgt
Loan
Age
Cur
WAC
Cur
Wgt
Orig
Rlvl
Cur Wgt
UnderWriting
Score
Cur Wgt
Recent
Score
Cur
Wgt
CLTV
Cur
NOO
Rate
Cur
Stated
Doc
Rate
Cur
2nd
Rate
Cur Avg
Balance
09/30/2006 1,159,642,061 6,112 1.08 8.09 18.49 649.83 649.86 83.25 2.69% 1.18% 0.00% 189,360
10/31/2006 1,149,086,119 6,072 2.08 8.08 18.52 649.58 649.61 83.20 2.70% 1.19% 0.00% 188,005
Occupancy
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 31,443,700 2.70% 30,982,898 2.70% 98.53% 0.00%
230 224 3.69% 97.39% 0.00%
Y 1,132,031,720 97.30% 1,118,103,220 97.30% 98.77% 0.00%
5,894 5,848 96.31% 99.22% 0.00%
Doc Level
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
Alternative Doc 392,574,944 33.74% 383,342,248 33.36% 97.65% 0.00%
1,696 1,667 27.45% 98.29% 0.00%
Full Doc 757,254,495 65.09% 752,105,802 65.45% 99.32% 0.00%
4,380 4,357 71.76% 99.47% 0.00%
Stated Doc 13,645,981 1.17% 13,638,068 1.19% 99.94% 0.00%
48 48 0.79% 100.00% 0.00%
DQ Risk Grp
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
R1 30,880,895 2.65% 29,810,082 2.59% 96.53% 0.00%
206 202 3.33% 98.06% 0.00%
R2 156,629,394 13.46% 152,268,216 13.25% 97.22% 0.00%
993 972 16.01% 97.89% 0.00%
R3 305,989,355 26.30% 301,036,108 26.20% 98.38% 0.00%
1,810 1,794 29.55% 99.12% 0.00%
R4 280,233,814 24.09% 279,335,780 24.31% 99.68% 0.00%
1,531 1,528 25.16% 99.80% 0.00%
R5 150,831,208 12.96% 149,014,445 12.97% 98.80% 0.00%
669 663 10.92% 99.10% 0.00%
R6 115,221,218 9.90% 113,973,259 9.92% 98.92% 0.00%
481 479 7.89% 99.58% 0.00%
R7 77,221,753 6.64% 77,198,171 6.72% 99.97% 0.00%
296 296 4.87% 100.00% 0.00%
R8 46,467,783 3.99% 46,450,057 4.04% 99.96% 0.00%
138 138 2.27% 100.00% 0.00%
IO Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 823,542,974 70.78% 815,433,034 70.96% 99.02% 0.00%
4,864 4,828 79.51% 99.26% 0.00%
Y 339,932,446 29.22% 333,653,084 29.04% 98.15% 0.00%
1,260 1,244 20.49% 98.73% 0.00%
Orig PPP
Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
No 392,253,127 33.71% 380,339,249 33.10% 96.96% 0.00%
1,915 1,877 30.91% 98.02% 0.00%
Yes 771,222,293 66.29% 768,746,870 66.90% 99.68% 0.00%
4,209 4,195 69.09% 99.67% 0.00%
Orig PPP
Mos
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
0 392,253,127 33.71% 380,339,249 33.10% 96.96% 0.00%
1,915 1,877 30.91% 98.02% 0.00%
12 55,966,885 4.81% 55,930,571 4.87% 99.94% 0.00%
224 224 3.69% 100.00% 0.00%
24 443,086,011 38.08% 441,658,810 38.44% 99.68% 0.00%
2,263 2,256 37.15% 99.69% 0.00%
36 272,169,397 23.39% 271,157,489 23.60% 99.63% 0.00%
1,722 1,715 28.24% 99.59% 0.00%
Orig CLTV
by 10%
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-40 2,573,500 0.22% 2,512,013 0.22% 97.61% 0.00%
27 26 0.43% 96.30% 0.00%
c. 41-50 7,137,050 0.61% 7,125,522 0.62% 99.84% 0.00%
51 51 0.84% 100.00% 0.00%
d. 51-60 9,592,490 0.82% 9,577,958 0.83% 99.85% 0.00%
61 61 1.00% 100.00% 0.00%
e. 61-70 27,743,550 2.38% 27,534,654 2.40% 99.25% 0.00%
163 161 2.65% 98.77% 0.00%
f. 71-80 118,397,522 10.18% 115,426,489 10.05% 97.49% 0.00%
631 619 10.19% 98.10% 0.00%
g. 81-90 154,103,183 13.25% 152,540,246 13.27% 98.99% 0.00%
817 809 13.32% 99.02% 0.00%
h. 91-100 843,818,875 72.53% 834,260,212 72.60% 98.87% 0.00%
4,373 4,344 71.54% 99.34% 0.00%
i. 101+ 109,250 0.01% 109,024 0.01% 99.79% 0.00%
1 1 0.02% 100.00% 0.00%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
501-550 15,616,932 1.34% 15,604,586 1.36% 99.92% 0.00%
112 112 1.84% 100.00% 0.00%
551-600 138,289,097 11.89% 136,487,478 11.88% 98.70% 0.00%
936 929 15.30% 99.25% 0.00%
601-650 457,355,082 39.31% 455,392,283 39.63% 99.57% 0.00%
2,619 2,609 42.97% 99.62% 0.00%
651-700 378,375,599 32.52% 374,399,684 32.58% 98.95% 0.00%
1,727 1,711 28.18% 99.07% 0.00%
701-750 134,496,103 11.56% 129,780,926 11.29% 96.49% 0.00%
547 533 8.78% 97.44% 0.00%
751-800 36,188,382 3.11% 34,420,247 3.00% 95.11% 0.00%
165 161 2.65% 97.58% 0.00%
801+ 3,154,225 0.27% 3,000,914 0.26% 95.14% 0.00%
18 17 0.28% 94.44% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 2 of 7
Orig Product
Type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 Yr Hybrid 2,364,050 0.20% 1,781,300 0.16% 75.35% 0.00%
12 10 0.16% 83.33% 0.00%
2 Yr Hybrid 203,238,634 17.47% 201,329,473 17.52% 99.06% 0.00%
1,394 1,383 22.78% 99.21% 0.00%
2 Yr Hybrid Balloon 262,155,835 22.53% 261,334,093 22.74% 99.69% 0.00%
1,157 1,155 19.02% 99.83% 0.00%
2 Yr Hybrid IO 212,800,351 18.29% 209,700,638 18.25% 98.54% 0.00%
727 718 11.82% 98.76% 0.00%
3 Yr Hybrid 81,555,859 7.01% 80,336,276 6.99% 98.50% 0.00%
528 521 8.58% 98.67% 0.00%
3 Yr Hybrid Balloon 83,927,041 7.21% 82,319,762 7.16% 98.08% 0.00%
373 367 6.04% 98.39% 0.00%
3 Yr Hybrid IO 82,130,690 7.06% 79,077,025 6.88% 96.28% 0.00%
317 311 5.12% 98.11% 0.00%
5 Yr Hybrid 8,104,549 0.70% 8,089,685 0.70% 99.82% 0.00%
41 41 0.68% 100.00% 0.00%
5 Yr Hybrid Balloon 8,419,071 0.72% 8,415,176 0.73% 99.95% 0.00%
33 33 0.54% 100.00% 0.00%
5 Yr Hybrid IO 12,402,065 1.07% 12,401,489 1.08% 100.00% 0.00%
44 44 0.72% 100.00% 0.00%
ARM 266,250 0.02% 265,868 0.02% 99.86% 0.00%
2 2 0.03% 100.00% 0.00%
ARM IO 1,887,560 0.16% 1,887,560 0.16% 100.00% 0.00%
7 7 0.12% 100.00% 0.00%
Balloon 47,642,883 4.09% 46,921,162 4.08% 98.49% 0.00%
275 274 4.51% 99.64% 0.00%
Balloon IO 563,000 0.05% 563,000 0.05% 100.00% 0.00%
2 2 0.03% 100.00% 0.00%
Fixed 125,868,802 10.82% 124,640,240 10.85% 99.02% 0.00%
1,049 1,042 17.16% 99.33% 0.00%
Fixed IO 30,148,780 2.59% 30,023,372 2.61% 99.58% 0.00%
163 162 2.67% 99.39% 0.00%
Original
Coupon by
100
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
c. 5.1-6 4,315,356 0.37% 4,309,490 0.38% 99.86% 0.00%
16 16 0.26% 100.00% 0.00%
d. 6.1-7 135,169,906 11.62% 134,930,056 11.74% 99.82% 0.00%
560 559 9.21% 99.82% 0.00%
e. 7.1-8 493,131,986 42.38% 488,673,417 42.53% 99.10% 0.00%
2,304 2,288 37.68% 99.31% 0.00%
f. 8.1-9 348,647,474 29.97% 342,922,889 29.84% 98.36% 0.00%
1,971 1,949 32.10% 98.88% 0.00%
g. 9.1-10 145,215,698 12.48% 141,675,471 12.33% 97.56% 0.00%
961 951 15.66% 98.96% 0.00%
h. 10.1-11 29,649,784 2.55% 29,232,775 2.54% 98.59% 0.00%
251 248 4.08% 98.80% 0.00%
i. 11.1-12 6,844,316 0.59% 6,841,361 0.60% 99.96% 0.00%
54 54 0.89% 100.00% 0.00%
j. 12.1-13 500,900 0.04% 500,659 0.04% 99.95% 0.00%
7 7 0.12% 100.00% 0.00%
Property type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
2-4 Family 62,425,997 5.37% 61,645,170 5.36% 98.75% 0.00%
248 245 4.03% 98.79% 0.00%
Condo 77,817,079 6.69% 77,506,563 6.75% 99.60% 0.00%
409 408 6.72% 99.76% 0.00%
Manufactured 105,000 0.01% 104,885 0.01% 99.89% 0.00%
1 1 0.02% 100.00% 0.00%
PUD 19,276,304 1.66% 18,493,653 1.61% 95.94% 0.00%
96 94 1.55% 97.92% 0.00%
Single Family 998,397,815 85.81% 985,887,936 85.80% 98.75% 0.00%
5,345 5,299 87.27% 99.14% 0.00%
Townhome 5,453,225 0.47% 5,447,912 0.47% 99.90% 0.00%
25 25 0.41% 100.00% 0.00%
Orig Loan
size by 100k
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-50 8,409,740 0.72% 8,223,833 0.72% 97.79% 0.00%
204 200 3.29% 98.04% 0.00%
c. 51-100 108,543,353 9.33% 107,794,431 9.38% 99.31% 0.00%
1,388 1,379 22.71% 99.35% 0.00%
d. 101-200 370,358,295 31.83% 368,317,795 32.05% 99.45% 0.00%
2,569 2,558 42.13% 99.57% 0.00%
e. 201-300 248,808,447 21.38% 245,396,551 21.36% 98.63% 0.00%
1,029 1,016 16.73% 98.74% 0.00%
f. 301-400 155,805,401 13.39% 153,642,891 13.37% 98.61% 0.00%
451 445 7.33% 98.67% 0.00%
g. 401-500 105,105,295 9.03% 103,681,023 9.02% 98.64% 0.00%
234 231 3.80% 98.72% 0.00%
h. 501-600 66,287,732 5.70% 64,005,960 5.57% 96.56% 0.00%
121 117 1.93% 96.69% 0.00%
i. 601-700 40,660,631 3.49% 39,298,607 3.42% 96.65% 0.00%
63 61 1.00% 96.83% 0.00%
j. 701-800 18,510,600 1.59% 17,753,379 1.54% 95.91% 0.00%
25 25 0.41% 100.00% 0.00%
k. 801-900 7,611,650 0.65% 7,605,060 0.66% 99.91% 0.00%
9 9 0.15% 100.00% 0.00%
l. 901-999 7,433,926 0.64% 7,430,672 0.65% 99.96% 0.00%
8 8 0.13% 100.00% 0.00%
m. 1,000+ 25,940,350 2.23% 25,935,918 2.26% 99.98% 0.00%
23 23 0.38% 100.00% 0.00%
Purpose
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
Cashout Refi 295,726,434 25.42% 291,160,285 25.34% 98.46% 0.00%
1,542 1,525 25.12% 98.90% 0.00%
Purchase 834,272,160 71.71% 824,750,812 71.77% 98.86% 0.00%
4,377 4,343 71.53% 99.22% 0.00%
Rate/Term Refi 33,476,826 2.88% 33,175,022 2.89% 99.10% 0.00%
205 204 3.36% 99.51% 0.00%
Orig Term
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
179 702,010 0.06% 701,857 0.06% 99.98% 0.00%
4 4 0.07% 100.00% 0.00%
180 5,604,250 0.48% 5,536,119 0.48% 98.78% 0.00%
52 51 0.84% 98.08% 0.00%
240 52,000 0.00% 51,851 0.00% 99.71% 0.00%
1 1 0.02% 100.00% 0.00%
359 353,413,894 30.38% 351,584,999 30.60% 99.48% 0.00%
1,590 1,586 26.12% 99.75% 0.00%
360 755,331,140 64.92% 744,164,599 64.76% 98.52% 0.00%
4,233 4,191 69.02% 99.01% 0.00%
480 48,372,126 4.16% 47,046,693 4.09% 97.26% 0.00%
244 239 3.94% 97.95% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 3 of 7
Lien position
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 1,163,475,420 100.00% 1,149,086,119 100.00% 98.76% 0.00%
6,124 6,072 100.00% 99.15% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 4 of 7
Monthly Pool Migration Stratification
Arm Flag
10/31/2006
% Bal 09/30/2006
% Bal
N
202,147,774 17.59% 203,780,351 17.57%
1,480 24.37% 1,488 24.35%
Y
946,938,344 82.41% 955,861,709 82.43%
4,592 75.63% 4,624 75.65%
IO Flag
10/31/2006
% Bal 09/30/2006
% Bal
N
815,433,034 70.96% 822,231,633 70.90%
4,828 79.51% 4,859 79.50%
Y
333,653,084 29.04% 337,410,428 29.10%
1,244 20.49% 1,253 20.50%
Orig PPP
Flag
10/31/2006
% Bal 09/30/2006
% Bal
No
380,339,249 33.10% 389,650,917 33.60%
1,877 30.91% 1,906 31.18%
Yes
768,746,870 66.90% 769,991,143 66.40%
4,195 69.09% 4,206 68.82%
Orig PPP Mos
10/31/2006
% Bal 09/30/2006
% Bal
0
380,339,249 33.10% 389,650,917 33.60%
1,877 30.91% 1,906 31.18%
12
55,930,571 4.87% 55,942,562 4.82%
224 3.69% 224 3.66%
24
441,658,810 38.44% 442,314,175 38.14%
2,256 37.15% 2,261 36.99%
36
271,157,489 23.60% 271,734,406 23.43%
1,715 28.24% 1,721 28.16%
Orig CLTV by
10%
10/31/2006
% Bal 09/30/2006
% Bal
b. 0-40
2,512,013 0.22% 2,569,823 0.22%
26 0.43% 27 0.44%
c. 41-50
7,125,522 0.62% 7,128,923 0.61%
51 0.84% 51 0.83%
d. 51-60
9,577,958 0.83% 9,583,964 0.83%
61 1.00% 61 1.00%
e. 61-70
27,534,654 2.40% 27,723,226 2.39%
161 2.65% 163 2.67%
f. 71-80
115,426,489 10.05% 118,115,515 10.19%
619 10.19% 630 10.31%
g. 81-90
152,540,246 13.27% 153,425,643 13.23%
809 13.32% 813 13.30%
h. 91-100
834,260,212 72.60% 840,985,829 72.52%
4,344 71.54% 4,366 71.43%
i. 101+
109,024 0.01% 109,137 0.01%
1 0.02% 1 0.02%
DQ Risk Grp
10/31/2006
% Bal 09/30/2006
% Bal
R1
29,810,082 2.59% 30,004,746 2.59%
202 3.33% 204 3.34%
R2
152,268,216 13.25% 155,287,817 13.39%
972 16.01% 988 16.16%
R3
301,036,108 26.20% 304,761,000 26.28%
1,794 29.55% 1,806 29.55%
R4
279,335,780 24.31% 280,103,989 24.15%
1,528 25.16% 1,531 25.05%
R5
149,014,445 12.97% 150,624,444 12.99%
663 10.92% 668 10.93%
R6
113,973,259 9.92% 115,193,699 9.93%
479 7.89% 481 7.87%
R7
77,198,171 6.72% 77,208,799 6.66%
296 4.87% 296 4.84%
R8
46,450,057 4.04% 46,457,568 4.01%
138 2.27% 138 2.26%
Doc Level
10/31/2006
% Bal 09/30/2006
% Bal
Alternative Doc
383,342,248 33.36% 389,709,123 33.61%
1,667 27.45% 1,689 27.63%
Full Doc
752,105,802 65.45% 756,290,801 65.22%
4,357 71.76% 4,375 71.58%
Stated Doc
13,638,068 1.19% 13,642,137 1.18%
48 0.79% 48 0.79%
Occupancy
10/31/2006
% Bal 09/30/2006
% Bal
N
30,982,898 2.70% 31,137,739 2.69%
224 3.69% 227 3.71%
Y
1,118,103,220 97.30% 1,128,504,322 97.31%
5,848 96.31% 5,885 96.29%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 5 of 7
Orig Credit
Score by 50
10/31/2006
% Bal 09/30/2006
% Bal
501-550
15,604,586 1.36% 15,609,397 1.35%
112 1.84% 112 1.83%
551-600
136,487,478 11.88% 138,062,167 11.91%
929 15.30% 935 15.30%
601-650
455,392,283 39.63% 456,999,627 39.41%
2,609 42.97% 2,617 42.82%
651-700
374,399,684 32.58% 377,707,698 32.57%
1,711 28.18% 1,725 28.22%
701-750
129,780,926 11.29% 132,789,416 11.45%
533 8.78% 542 8.87%
751-800
34,420,247 3.00% 35,471,551 3.06%
161 2.65% 164 2.68%
801+
3,000,914 0.26% 3,002,206 0.26%
17 0.28% 17 0.28%
Orig Loan
size by 100k
10/31/2006
% Bal 09/30/2006
% Bal
b. 0-50
8,223,833 0.72% 8,370,004 0.72%
200 3.29% 203 3.32%
c. 51-100
107,794,431 9.38% 108,316,758 9.34%
1,379 22.71% 1,386 22.68%
d. 101-200
368,317,795 32.05% 369,651,266 31.88%
2,558 42.13% 2,566 41.98%
e. 201-300
245,396,551 21.36% 248,317,554 21.41%
1,016 16.73% 1,028 16.82%
f. 301-400
153,642,891 13.37% 155,405,280 13.40%
445 7.33% 450 7.36%
g. 401-500
103,681,023 9.02% 103,703,291 8.94%
231 3.80% 231 3.78%
h. 501-600
64,005,960 5.57% 65,742,735 5.67%
117 1.93% 120 1.96%
i. 601-700
39,298,607 3.42% 40,648,118 3.51%
61 1.00% 63 1.03%
j. 701-800
17,753,379 1.54% 18,506,622 1.60%
25 0.41% 25 0.41%
k. 801-900
7,605,060 0.66% 7,610,420 0.66%
9 0.15% 9 0.15%
l. 901-999
7,430,672 0.65% 7,432,215 0.64%
8 0.13% 8 0.13%
m. 1,000+
25,935,918 2.26% 25,937,798 2.24%
23 0.38% 23 0.38%
Purpose
10/31/2006
% Bal 09/30/2006
% Bal
Cashout Refi
291,160,285 25.34% 294,930,948 25.43%
1,525 25.12% 1,540 25.20%
Purchase
824,750,812 71.77% 831,260,884 71.68%
4,343 71.53% 4,367 71.45%
Rate/Term Refi
33,175,022 2.89% 33,450,229 2.88%
204 3.36% 205 3.35%
Original
Coupon by
100
10/31/2006
% Bal 09/30/2006
% Bal
c. 5.1-6
4,309,490 0.38% 4,311,847 0.37%
16 0.26% 16 0.26%
d. 6.1-7
134,930,056 11.74% 135,092,106 11.65%
559 9.21% 560 9.16%
e. 7.1-8
488,673,417 42.53% 491,378,960 42.37%
2,288 37.68% 2,300 37.63%
f. 8.1-9
342,922,889 29.84% 346,918,628 29.92%
1,949 32.10% 1,965 32.15%
g. 9.1-10
141,675,471 12.33% 145,120,221 12.51%
951 15.66% 960 15.71%
h. 10.1-11
29,232,775 2.54% 29,476,820 2.54%
248 4.08% 250 4.09%
i. 11.1-12
6,841,361 0.60% 6,842,698 0.59%
54 0.89% 54 0.88%
j. 12.1-13
500,659 0.04% 500,781 0.04%
7 0.12% 7 0.11%
Orig Product
Type
10/31/2006
% Bal 09/30/2006
% Bal
1 Yr Hybrid
1,781,300 0.16% 2,362,307 0.20%
10 0.16% 12 0.20%
2 Yr Hybrid
201,329,473 17.52% 202,592,706 17.47%
1,383 22.78% 1,390 22.74%
2 Yr Hybrid
Balloon
261,334,093 22.74% 262,080,827 22.60%
1,155 19.02% 1,157 18.93%
2 Yr Hybrid IO
209,700,638 18.25% 211,728,607 18.26%
718 11.82% 724 11.85%
3 Yr Hybrid
80,336,276 6.99% 81,482,534 7.03%
521 8.58% 528 8.64%
3 Yr Hybrid
Balloon
82,319,762 7.16% 83,740,971 7.22%
367 6.04% 372 6.09%
3 Yr Hybrid IO
79,077,025 6.88% 80,805,196 6.97%
311 5.12% 314 5.14%
5 Yr Hybrid
8,089,685 0.70% 8,095,895 0.70%
41 0.68% 41 0.67%
5 Yr Hybrid
Balloon
8,415,176 0.73% 8,417,053 0.73%
33 0.54% 33 0.54%
5 Yr Hybrid IO
12,401,489 1.08% 12,401,956 1.07%
44 0.72% 44 0.72%
ARM
265,868 0.02% 266,098 0.02%
2 0.03% 2 0.03%
ARM IO
1,887,560 0.16% 1,887,560 0.16%
7 0.12% 7 0.11%
Balloon
46,921,162 4.08% 47,630,701 4.11%
274 4.51% 275 4.50%
Balloon IO
563,000 0.05% 563,000 0.05%
2 0.03% 2 0.03%
Fixed
124,640,240 10.85% 125,562,542 10.83%
1,042 17.16% 1,049 17.16%
Fixed IO
30,023,372 2.61% 30,024,108 2.59%
162 2.67% 162 2.65%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 6 of 7
Lien position
10/31/2006
% Bal 09/30/2006
% Bal
1
1,149,086,119 100.00% 1,159,642,061 100.00%
6,072 100.00% 6,112 100.00%
Property type
10/31/2006
% Bal 09/30/2006
% Bal
2-4 Family
61,645,170 5.36% 62,401,974 5.38%
245 4.03% 248 4.06%
Condo
77,506,563 6.75% 77,789,068 6.71%
408 6.72% 409 6.69%
Manufactured
104,885 0.01% 104,943 0.01%
1 0.02% 1 0.02%
PUD
18,493,653 1.61% 18,739,171 1.62%
94 1.55% 95 1.55%
Single Family
985,887,936 85.80% 995,156,791 85.82%
5,299 87.27% 5,334 87.27%
Townhome
5,447,912 0.47% 5,450,115 0.47%
25 0.41% 25 0.41%
Orig Term
10/31/2006
% Bal 09/30/2006
% Bal
179
701,857 0.06% 701,932 0.06%
4 0.07% 4 0.07%
180
5,536,119 0.48% 5,589,931 0.48%
51 0.84% 52 0.85%
240
51,851 0.00% 51,926 0.00%
1 0.02% 1 0.02%
359
351,584,999 30.60% 353,321,712 30.47%
1,586 26.12% 1,590 26.01%
360
744,164,599 64.76% 751,787,379 64.83%
4,191 69.02% 4,222 69.08%
480
47,046,693 4.09% 48,189,180 4.16%
239 3.94% 243 3.98%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 7 of 7
Section III
Performance
FFMLT 2006FF14
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 1 of 4
Period Performance Trends
FFMLT 2006FF14
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 2 of 4
Period Performance Trends
Cml
Reporting
Date
30dpd OTS
EOM Act
Rate
60dpd OTS
EOM Act
Rate
Loss Mit
Actual Rate
FC Actual
Rate
REO Actual
Rate
Cml Liqu
Rate
Cml Serv
Loss Rate
Cml Serv
Loss Sev
09/30/2006 0.01% 0.00% 0.00% 0.00% 0.00% 0.000%
10/31/2006 1.10% 0.00% 0.00% 0.00% 0.00% 0.000%
Period Performance History
ARM Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
N 17.59% 95.27% 3.44% 1.25% 0.04%
Y 82.41% 94.81% 4.12% 1.06%
Current Month Perfomance Stratification
IO Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
N 70.96% 95.16% 3.82% 1.01% 0.01%
Y 29.04% 94.25% 4.44% 1.30%
Product
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
1 Yr Hybrid 0.16% 100.00%
2 Yr Hybrid 17.52% 94.38% 4.13% 1.49%
2 Yr Hybrid Balloon 22.74% 95.03% 4.43% 0.54%
2 Yr Hybrid IO 18.25% 93.39% 4.64% 1.96%
3 Yr Hybrid 6.99% 96.57% 3.29% 0.14%
3 Yr Hybrid Balloon 7.16% 93.91% 4.67% 1.41%
3 Yr Hybrid IO 6.88% 96.53% 3.27% 0.19%
5 Yr Hybrid 0.70% 94.64% 4.22% 1.14%
5 Yr Hybrid Balloon 0.73% 100.00%
5 Yr Hybrid IO 1.08% 100.00%
ARM 0.02% 100.00%
ARM IO 0.16% 100.00%
Balloon 4.08% 93.18% 4.68% 2.14%
Balloon IO 0.05% 100.00%
Fixed 10.85% 96.97% 1.81% 1.16% 0.06%
Fixed IO 2.61% 91.39% 8.34% 0.27%
PPP Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
No 33.10% 94.32% 4.35% 1.32%
Yes 66.90% 95.18% 3.83% 0.98% 0.01%
DocLevel
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
Alternative Doc 33.36% 93.14% 5.22% 1.63%
Full Doc 65.45% 95.71% 3.43% 0.84% 0.01%
Stated Doc 1.19% 98.96% 1.04%
Lien Position
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
1 100.00% 94.89% 4.00% 1.10% 0.01%
Loan Size
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
b. 0-50 0.72% 94.13% 4.80% 1.07%
c. 51-100 9.38% 95.28% 3.94% 0.71% 0.07%
d. 101-200 32.05% 96.06% 3.44% 0.50%
e. 201-300 21.36% 95.76% 3.22% 1.02%
f. 301-400 13.37% 93.68% 5.01% 1.31%
g. 401-500 9.02% 93.02% 5.70% 1.28%
h. 501-600 5.57% 93.20% 4.17% 2.63%
i. 601-700 3.42% 93.59% 4.82% 1.60%
j. 701-800 1.54% 91.43% 8.57%
k. 801-900 0.66% 77.12% 22.88%
l. 901-999 0.65% 100.00%
m. 1,000+ 2.26% 95.88% 4.12%
UW Score
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
501-600 13.24% 91.70% 6.85% 1.39% 0.05%
601-700 72.21% 95.13% 3.83% 1.04%
701-800 14.29% 96.57% 2.30% 1.13%
801+ 0.26% 100.00%
Occupancy
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
N 2.70% 98.56% 1.14% 0.30%
Y 97.30% 94.79% 4.08% 1.12% 0.01%
FFMLT 2006FF14
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 3 of 4
Early Payment Default
Early Default
Cur Balance
Percentage
Cur Count Percentage
Current 1,136,500,356 98.90% 6,023 99.19%
Early Pay Default 622,842 0.05% 3 0.05%
First Pay Default 11,962,920 1.04% 46 0.76%
Early Default
Delq Status Cur Balance
Percentage
Cur Count Percentage
Early Pay Default 3. 30dpd 622,842 100.00% 3 100.00%
Early Default
Delq Status Cur Balance
Percentage
Cur Count Percentage
First Pay Default 3. 30dpd 11,962,920 100.00% 46 100.00%
12,585,762
49
Early Default
Current Loan status
Cur Balance
Percentage Cur Count Percentage
Early Pay Default c. 30dpd 622,842 100.00% 3 100.00%
Early Default
Current Loan status
Cur Balance
Percentage Cur Count Percentage
First Pay Default c. 30dpd 11,962,920 100.00% 46 100.00%
12,585,762
49
First Payment Default - Loan is delinquent, and no payment has been recieved.
Early Payment Default - Loan is delinquent, and only one payment has been recieved.
Risk Grp
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
i. Bankruptcy
R1 2.59% 99.54% 0.46%
R2 13.25% 97.36% 2.08% 0.51% 0.05%
R3 26.20% 95.92% 3.53% 0.55%
R4 24.31% 94.29% 4.06% 1.65%
R5 12.97% 91.99% 6.21% 1.79%
R6 9.92% 95.13% 4.13% 0.74%
R7 6.72% 91.12% 6.75% 2.12%
R8 4.04% 95.83% 3.63% 0.53%
FFMLT 2006FF14
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 4 of 4
Section IV
Prepayment
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 1 of 5
Arm Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 204,223,465 17.55% 1,554,302 12.59% 98.98%
1,489 24.31% 8 16.33% 99.40%
Y 959,251,955 82.45% 10,788,675 87.41% 98.72%
4,635 75.69% 41 83.67% 99.07%
Cumulative Prepayment Stratification
Period CPR Trend
Occupancy
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 31,443,700 2.70% 341,232 2.76% 98.53%
230 3.76% 5 10.20% 97.39%
Y 1,132,031,720 97.30% 12,001,746 97.24% 98.77%
5,894 96.24% 44 89.80% 99.22%
Doc Level
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Alternative Doc 392,574,944 33.74% 8,819,674 71.45% 97.65%
1,696 27.69% 29 59.18% 98.29%
Full Doc 757,254,495 65.09% 3,523,303 28.55% 99.32%
4,380 71.52% 20 40.82% 99.47%
Stated Doc 13,645,981 1.17% 99.94%
48 0.78% 0 0.00% 100.00%
DQ Risk Grp
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
R1 30,880,895 2.65% 848,166 6.87% 96.53%
206 3.36% 4 8.16% 98.06%
R2 156,629,394 13.46% 4,005,248 32.45% 97.22%
993 16.21% 18 36.73% 97.89%
R3 305,989,355 26.30% 3,875,748 31.40% 98.38%
1,810 29.56% 16 32.65% 99.12%
R4 280,233,814 24.09% 675,195 5.47% 99.68%
1,531 25.00% 3 6.12% 99.80%
R5 150,831,208 12.96% 1,739,308 14.09% 98.80%
669 10.92% 6 12.24% 99.10%
R6 115,221,218 9.90% 1,199,311 9.72% 98.92%
481 7.85% 2 4.08% 99.58%
R7 77,221,753 6.64% 99.97%
296 4.83% 0 0.00% 100.00%
R8 46,467,783 3.99% 99.96%
138 2.25% 0 0.00% 100.00%
IO Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 823,542,974 70.78% 6,872,098 55.68% 99.02%
4,864 79.43% 33 67.35% 99.26%
Y 339,932,446 29.22% 5,470,880 44.32% 98.15%
1,260 20.57% 16 32.65% 98.73%
Orig PPP Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
No 392,253,127 33.71% 10,854,992 87.94% 96.96%
1,915 31.27% 38 77.55% 98.02%
Yes 771,222,293 66.29% 1,487,985 12.06% 99.68%
4,209 68.73% 11 22.45% 99.67%
Orig PPP Mos
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
0 392,253,127 33.71% 10,854,992 87.94% 96.96%
1,915 31.27% 38 77.55% 98.02%
12 55,966,885 4.81% 99.94%
224 3.66% 0 0.00% 100.00%
24 443,086,011 38.08% 1,063,243 8.61% 99.68%
2,263 36.95% 6 12.24% 99.69%
36 272,169,397 23.39% 424,741 3.44% 99.63%
1,722 28.12% 5 10.20% 99.59%
Orig CLTV by
10%
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-40 2,573,500 0.22% 54,912 0.44% 97.61%
27 0.44% 1 2.04% 96.30%
c. 41-50 7,137,050 0.61% 99.84%
51 0.83% 0 0.00% 100.00%
d. 51-60 9,592,490 0.82% 99.85%
61 1.00% 0 0.00% 100.00%
e. 61-70 27,743,550 2.38% 134,328 1.09% 99.25%
163 2.66% 1 2.04% 98.77%
f. 71-80 118,397,522 10.18% 2,800,511 22.69% 97.49%
631 10.30% 12 24.49% 98.10%
g. 81-90 154,103,183 13.25% 1,439,676 11.66% 98.99%
817 13.34% 8 16.33% 99.02%
h. 91-100 843,818,875 72.53% 7,913,550 64.11% 98.87%
4,373 71.41% 27 55.10% 99.34%
i. 101+ 109,250 0.01% 99.79%
1 0.02% 0 0.00% 100.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 2 of 5
Orig Product
Type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 Yr Hybrid 2,364,050 0.20% 579,668 4.70% 75.35%
12 0.20% 2 4.08% 83.33%
2 Yr Hybrid 203,238,634 17.47% 1,536,454 12.45% 99.06%
1,394 22.76% 10 20.41% 99.21%
2 Yr Hybrid Balloon 262,155,835 22.53% 694,620 5.63% 99.69%
1,157 18.89% 2 4.08% 99.83%
2 Yr Hybrid IO 212,800,351 18.29% 3,094,716 25.07% 98.54%
727 11.87% 9 18.37% 98.76%
3 Yr Hybrid 81,555,859 7.01% 1,015,573 8.23% 98.50%
528 8.62% 6 12.24% 98.67%
3 Yr Hybrid Balloon 83,927,041 7.21% 1,567,981 12.70% 98.08%
373 6.09% 6 12.24% 98.39%
3 Yr Hybrid IO 82,130,690 7.06% 2,299,664 18.63% 96.28%
317 5.18% 6 12.24% 98.11%
5 Yr Hybrid 8,104,549 0.70% 99.82%
41 0.67% 0 0.00% 100.00%
5 Yr Hybrid Balloon 8,419,071 0.72% 99.95%
33 0.54% 0 0.00% 100.00%
5 Yr Hybrid IO 12,402,065 1.07% 100.00%
44 0.72% 0 0.00% 100.00%
ARM 266,250 0.02% 99.86%
2 0.03% 0 0.00% 100.00%
ARM IO 1,887,560 0.16% 100.00%
7 0.11% 0 0.00% 100.00%
Balloon 47,642,883 4.09% 699,919 5.67% 98.49%
275 4.49% 1 2.04% 99.64%
Balloon IO 563,000 0.05% 100.00%
2 0.03% 0 0.00% 100.00%
Fixed 125,868,802 10.82% 777,884 6.30% 99.02%
1,049 17.13% 6 12.24% 99.33%
Fixed IO 30,148,780 2.59% 76,500 0.62% 99.58%
163 2.66% 1 2.04% 99.39%
Original
Coupon by
100
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
c. 5.1-6 4,315,356 0.37% 99.86%
16 0.26% 0 0.00% 100.00%
d. 6.1-7 135,169,906 11.62% 107,740 0.87% 99.82%
560 9.14% 1 2.04% 99.82%
e. 7.1-8 493,131,986 42.38% 4,010,504 32.49% 99.10%
2,304 37.62% 15 30.61% 99.31%
f. 8.1-9 348,647,474 29.97% 5,187,926 42.03% 98.36%
1,971 32.18% 21 42.86% 98.88%
g. 9.1-10 145,215,698 12.48% 2,635,812 21.35% 97.56%
961 15.69% 9 18.37% 98.96%
h. 10.1-11 29,649,784 2.55% 400,996 3.25% 98.59%
251 4.10% 3 6.12% 98.80%
i. 11.1-12 6,844,316 0.59% 99.96%
54 0.88% 0 0.00% 100.00%
j. 12.1-13 500,900 0.04% 99.95%
7 0.11% 0 0.00% 100.00%
Property type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
2-4 Family 62,425,997 5.37% 740,811 6.00% 98.75%
248 4.05% 3 6.12% 98.79%
Condo 77,817,079 6.69% 260,000 2.11% 99.60%
409 6.68% 1 2.04% 99.76%
Manufactured 105,000 0.01% 99.89%
1 0.02% 0 0.00% 100.00%
PUD 19,276,304 1.66% 767,802 6.22% 95.94%
96 1.57% 2 4.08% 97.92%
Single Family 998,397,815 85.81% 10,574,364 85.67% 98.75%
5,345 87.28% 43 87.76% 99.14%
Townhome 5,453,225 0.47% 99.90%
25 0.41% 0 0.00% 100.00%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
501-550 15,616,932 1.34% 99.92%
112 1.83% 0 0.00% 100.00%
551-600 138,289,097 11.89% 1,648,436 13.36% 98.70%
936 15.28% 6 12.24% 99.25%
601-650 457,355,082 39.31% 1,547,323 12.54% 99.57%
2,619 42.77% 10 20.41% 99.62%
651-700 378,375,599 32.52% 3,701,062 29.99% 98.95%
1,727 28.20% 16 32.65% 99.07%
701-750 134,496,103 11.56% 3,735,540 30.26% 96.49%
547 8.93% 12 24.49% 97.44%
751-800 36,188,382 3.11% 1,562,891 12.66% 95.11%
165 2.69% 4 8.16% 97.58%
801+ 3,154,225 0.27% 147,725 1.20% 95.14%
18 0.29% 1 2.04% 94.44%
Orig Loan size
by 100k
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-50 8,409,740 0.72% 126,444 1.02% 97.79%
204 3.33% 3 6.12% 98.04%
c. 51-100 108,543,353 9.33% 464,456 3.76% 99.31%
1,388 22.66% 7 14.29% 99.35%
d. 101-200 370,358,295 31.83% 1,631,804 13.22% 99.45%
2,569 41.95% 11 22.45% 99.57%
e. 201-300 248,808,447 21.38% 3,070,042 24.87% 98.63%
1,029 16.80% 13 26.53% 98.74%
f. 301-400 155,805,401 13.39% 2,080,086 16.85% 98.61%
451 7.36% 6 12.24% 98.67%
g. 401-500 105,105,295 9.03% 1,372,500 11.12% 98.64%
234 3.82% 3 6.12% 98.72%
h. 501-600 66,287,732 5.70% 2,255,311 18.27% 96.56%
121 1.98% 4 8.16% 96.69%
i. 601-700 40,660,631 3.49% 1,342,335 10.88% 96.65%
63 1.03% 2 4.08% 96.83%
j. 701-800 18,510,600 1.59% 95.91%
25 0.41% 0 0.00% 100.00%
k. 801-900 7,611,650 0.65% 99.91%
9 0.15% 0 0.00% 100.00%
l. 901-999 7,433,926 0.64% 99.96%
8 0.13% 0 0.00% 100.00%
m. 1,000+ 25,940,350 2.23% 99.98%
23 0.38% 0 0.00% 100.00%
Purpose
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Cashout Refi 295,726,434 25.42% 4,144,242 33.58% 98.46%
1,542 25.18% 15 30.61% 98.90%
Purchase 834,272,160 71.71% 7,938,735 64.32% 98.86%
4,377 71.47% 33 67.35% 99.22%
Rate/Term Refi 33,476,826 2.88% 260,000 2.11% 99.10%
205 3.35% 1 2.04% 99.51%
Orig Term
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
179 702,010 0.06% 99.98%
4 0.07% 0 0.00% 100.00%
180 5,604,250 0.48% 98.78%
52 0.85% 0 0.00% 98.08%
240 52,000 0.00% 99.71%
1 0.02% 0 0.00% 100.00%
359 353,413,894 30.38% 1,670,468 13.53% 99.48%
1,590 25.96% 4 8.16% 99.75%
360 755,331,140 64.92% 9,380,458 76.00% 98.52%
4,233 69.12% 40 81.63% 99.01%
480 48,372,126 4.16% 1,292,051 10.47% 97.26%
244 3.98% 5 10.20% 97.95%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 3 of 5
Lien position
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 1,163,475,420 100.00% 12,342,977 100.00% 98.76%
6,124 100.00% 49 100.00% 99.15%
Prev Loan
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
a. Current 1,138,233,235 97.83% 9,243,132 74.89% 99.03%
6,009 98.12% 37 75.51% 99.38%
b. Non-Reportable 21,882,260 1.88% 99.97%
99 1.62% 0 0.00% 100.00%
i. Bankruptcy 74,800 0.01% 99.46%
1 0.02% 0 0.00% 100.00%
None 3,285,125 0.28% 3,099,845 25.11% 0.00%
15 0.24% 12 24.49% 0.00%
Prev Delq
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1. Current 1,138,308,035 97.84% 9,243,132 74.89% 99.03%
6,010 98.14% 37 75.51% 99.38%
2. Non-Report 21,882,260 1.88% 99.97%
99 1.62% 0 0.00% 100.00%
Error 3,285,125 0.28% 3,099,845 25.11% 0.00%
15 0.24% 12 24.49% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 4 of 5
Determination Date
Remit Begin Actual Bal
Remit PPP
10/15/2006 3,099,722 18,033
11/15/2006 9,240,216 17,778
12,339,938
35,811
Prepayment Penalty Premium Analysis
*Prepayment penalty premiums are measured based upon the remittance time cycle versus the calendar month cycle of most MortgageRamp measures. Using this methodology aids in servicer remittance reconciliation.
Determination
Date
Total
No PPP Flag and
No Premium
Remitted
PPP Flag and
Premium
Remitted
10/15/2006 12 9 3
11/15/2006 37 29 8
49
38
11
PPP Premium Exceptions
Prepaid Loans and PPP Premium
Rvw Finding
Orig Count
Sum:
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 5 of 5
Section V
Servicer Remittance Reporting
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 1 of 2
Servicer Reported Remittance Delinquency Comparison
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
Servicer Rpt
a. Current
b. 30dpd
k. PrePaid
k. Transfer
l. Bankruptcy
k. PrePaid
0 0
37 37
k. Transfer
0 0
3 3
l. Bankruptcy
74,194 74,194
1 1
unknown
1,148,719,458 1,136,143,835 12,575,623
6,071 6,022 49
1,136,143,835
12,575,623
0
0
74,194
6,022
49
37
3
1
Cml
Reporting
Date
Remit Begin
sched Bal
Remit End
Sch Bal
Remit
Curtailment
Interest
Remit
Curtailment
Principle
Remit
Scheduled
Interest
Remit Net
Sch Interest
Remit PI
PMT
Remit PPP
09/30/2006 1,162,896,246 1,159,363,850 77,166 7,840,254 7,353,572 8,196,039 18,033
10/31/2006 1,159,363,850 1,148,793,653 791,422 7,816,117 7,330,907 8,173,959 17,778
868,588
15,656,372
14,684,479
16,369,998
35,811
Servicer Remittance Summary
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 2 of 2
Section VI
MortgageRamp Loan Reviews
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 1 of 3
Reason for Review 3 Month History
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
09/30/2006 Loan appears to have an amortization method disagreement. 2 2
Loan appears to have a potential deferment. 4 4
09/30/2006
Sum:
6
6
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
10/31/2006 Loan appears to have an amortization method disagreement. 1 3
Loan appears to have a potential deferment. 0 4
10/31/2006
Sum:
1
7
*There can be multiple reasons for review of an individual loan.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 2 of 3
Reccomended Action 3 Month History
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
10/31/2006 No Action Required 1 1
10/31/2006
Sum:
1
1
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
09/30/2006 Response Needed 5 5
09/30/2006
Sum:
5
5
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 3 of 3

Document Outline

  Cover Page
  Disclaimer
  Table of Contents
  Executive Summary
  General Pool Characteristics
  Performance
  Prepayment
  Servicer Remittance Reporting
  Loan Reviews